Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 312,000
Previously Paid Amount	0.00
Total Fee Amount	43.09
Total Offset Amount	0.00
Net Fee	43.09
Narrative - Max Aggregate Offering Price	$ 312,000
Final Prospectus	true